                             LETTER TO SHAREHOLDERS

OVERVIEW

Last fall, the Federal Reserve Board lowered interest rates by 3/4% in an effort to stabilize the economy and financial markets which were reeling from the impact of the meltdown of several Asian currencies and economies. Fueled by these rate cuts and in an environment of strong earnings growth and low inflation, most of the major stock market averages staged dramatic recoveries from their second half 1998 lows. The Dow Jones Industrial Average bottomed at 7,539.07 on August 31, 1998 and by June 30, 1999 it reached 10,970.80, a gain of 45.52%. Small and medium-sized companies hit their nadir later in the year. The Russell 2000 Index reached a depressed level of 310.28 on October 8, 1998 and by June 30, 1999 had reached 457.68, a gain of 47.51%.

As of October 31, 1999, concerns about potential inflation prompted the Federal Reserve Board to make a preemptive strike by raising key interest rates by 1/2% in the second half of 1999. This tightening of the credit markets led to a broad correction in the stock markets. As with the correction in the fall of 1998, small and mid-capitalization indices suffered worse declines than their larger capitalization counterparts. However, by the fall of 1999, strong earnings growth from finance and technology issues as well as benign inflation figures drove the stock market to recover most of those losses. The small capitalization Russell 2000 Index fell -5.94% from June 30, 1999 through October 31, 1999, while the larger capitalization Standard and Poors 500 Index fell only -0.31% over the same period.

As we stated in our semi-annual report, investors in the 1999 stock market have continued to favor large capitalization stocks. To illustrate this fact, we have listed the average (equally weighted) year to date returns for four groups of companies. Listed from largest to smallest:

20 largest S&P 500 companies                         +20.5%
Next 480 S&P 500 companies                           +7.0%
S&P Mid-cap 400 companies                            +0.4%
S&P Small-cap 600 companies                          +2.6%

In summation, 1999 proved to be a very challenging year. Even in the face of rising interest rates, the market rewarded those companies that successfully executed their business strategies with higher stock prices and severely punished the stocks of those that failed. Fund managers that successfully distinguished between the two, established solid positive returns for their shareholders.

THE STONEBRIDGE GROWTH FUND

In the semi-annual report, we mentioned that we had increased portfolio turnover from past levels in order to take advantage of the sell off in equity markets in the fall of 1998. Our heavy sector exposures to technology and financial stocks provided a substantial boost to returns in large part due to the strong earnings growth recorded by companies in these economic segments. The Stonebridge Growth Fund rose 16.27% for the calendar year 1999 through October 31, 1999. During the same period, the Standard and Poor's 500 Index rose 12.03% and the New York Stock Exchange Composite Index rose 6.36%. For the 1999 fiscal year (November 1, 1998 to October 31, 1999) the Fund rose 25.77% versus 25.66% for the Standard and Poor's 500 Index and 17.00% for the New York Stock Exchange Composite Index.

The strongest performing companies in the Fund reflected our core process of buying stocks with above average historical and forecasted revenue and earnings growth. These companies include Sun Microsystems Inc. (Computer Hardware
& Peripheral), Lexmark International Group Inc. (Computer Hardware
& Peripheral), Intel Corp. (Semiconductors), American Express Co. (Brokerage & Diverse Financial Services), and Bristol Myers Squibb Co. (Healthcare - Diverse), which currently are the top five holdings of the Fund. Our large exposures to the sectors of technology, healthcare, and finance reflect our conviction that companies in these industries will continue to experience above average growth.




                          GROWTH FUND SECTOR ALLOCATION
                             as of October 31, 1999

                                    [CHART]

       CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND
               VS. THE S&P 500 INDEX AND THE NYSE COMPOSITE INDEX
                   FROM NOVEMBER 1, 1989 TO OCTOBER 31, 1999



                                    [CHART]




     Average Annual Total Return
   Periods Ended October 31, 1999
   ------------------------------
1 Year         5 Year         10 Year
25.77%         16.63%         11.82%

      Final Portfolio Values
   Period Ended October 31, 1999
   -----------------------------
Stonebridge Growth Fund       $29,579
S&P 500                       $51,436
NYSE Composite                $37,907


Data quoted represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

Despite the fact that, thus far, 1999 has proved to be a continuation of the difficult climate for small and medium capitalization stocks, we are happy to report to our shareholders that the Stonebridge Aggressive Growth Fund is up 20.00% for the year to date through October 31, 1999. The Russell 2000 Index has posted a modest calendar year return of +2.76% and the Standard and Poor's 600 Index fell 0.30%. On a fiscal year basis the Fund, which finished October at $11.46, rose 33.41%. For the same period of time, the Russell 2000 Index and the Standard and Poor's 600 Index rose 14.95% and 12.02%, respectively.

Of the current Fund holdings, the top 5 performers for the year to date were Qualcomm Inc. (Communication Equipment), Triquint Semiconductor Inc. (Semiconductors), Imclone Systems Inc. (Biotechnology), Alkermes Inc. (Medical Products & Supplies), and Gilead Sciences Inc. (Biotechnology). As we mentioned, the concentration by investors into large capitalization stocks depressed the stock prices of many small and mid-capitalization companies to the point that they became buy out candidates for larger companies. The Fund had investments in several firms that were acquired in 1999. These included U.S. Filter Corp. (Waste Management), Platinum Technology International Inc. (Computer Software & Services), Orcad Inc. (Computer Software & Services), Sequent Computer Systems Inc. (Computer Hardware & Peripheral), General Nutrition Companies Inc. (Retail
- Specialty), and Visio Corp. (Computer Software & Services).


                    AGGRESSIVE GROWTH FUND SECTOR ALLOCATION
                             as of October 31, 1999


                                    [CHART]

  CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE GROWTH FUND
                           VS. THE RUSSELL 2000 INDEX
                   FROM NOVEMBER 1, 1989 TO OCTOBER 31, 1999




                                    [CHART]


     Average Annual Total Return
   Periods Ended October 31, 1999
   ------------------------------
1 Year         5 Year         10 Year
33.41%         14.62%         11.43%

    Final Portfolio Values
Period Ended October 31, 1999
-----------------------------
Stonebridge Aggressive Growth Fund       $28,963
Russell 2000 Index                       $27,081


Data quoted represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

SUMMARY

Thus far, 1999 has proven to be a very rewarding year for the shareholders of both Funds. An environment of stable, positive economic growth in the absence of meaningful price inflation has lead to substantially above average stock market returns for growth-oriented companies. Looking forward, we will continue to purchase high quality, growth oriented companies at attractive valuations for the benefit of our shareholders.

Thank you for your investment in the Stonebridge Funds. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,


/s/ CHARLES E. WOODHOUSE

Charles E. Woodhouse
Director of Research
Stonebridge Capital Management, Inc.

                              DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The STANDARD & POOR'S 600 INDEX (S&P 600) is an unmanaged small-cap index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index, with each stock affecting the index in proportion to market value. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprising all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 7% of the US. equity market capitalization. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

                          INDEPENDENT AUDITORS' REPORT



BOARD OF TRUSTEES AND SHAREHOLDERS
STONEBRIDGE FUNDS TRUST
DENVER, COLORADO

         We have audited the accompanying statement of assets and liabilities of Stonebridge Funds Trust (comprising respectively, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund, collectively, the "Trust"), including the statement of investments, as of October 31, 1999, the related statement of operations for the period then ended, the statements of changes in net assets for the periods ended October 31, 1999 and 1998, and the selected per share data and ratios set forth under the caption "Financial Highlights" for each of the five periods in the period ended October 31, 1999. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and selected per share data and ratios referred to in the first sentence above present fairly, in all material respects, the financial position of the Trust at October 31, 1999, the results of its operations for the period then ended, the changes in its net assets for the periods ended October 31, 1999 and 1998 and the selected per share data and ratios for each of the five periods in the periods then ended, in conformity with generally accepted accounting principles.



HEIN + ASSOCIATES LLP


Denver, Colorado
December 15, 1999

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                            STATEMENT OF INVESTMENTS
                                OCTOBER 31, 1999



                                                                      SHARES OR
                                                                      PRINCIPAL        MARKET
                                                                        AMOUNT          VALUE
                                                                     -----------    ------------
COMMON STOCKS (98.8%)
  BASIC MATERIALS (2.3%)
      CHEMICALS (2.3%)
      Du Pont E I De Nemours Co.....................................     15,000     $    966,563
                                                                                    ------------
      TOTAL BASIC MATERIALS.........................................                     966,563
                                                                                    ------------
CAPITAL GOODS (6.9%)
      ELECTRICAL EQUIPMENT (4.3%)
      Emerson Electric Co...........................................     20,000        1,201,250
      Honeywell Inc.................................................      6,000          632,625
                                                                                    ------------
                                                                                       1,833,875
                                                                                    ------------
      MANUFACTURING (2.6%)
      Illinois Tool Works Inc.......................................     15,000        1,098,750
                                                                                    ------------
      TOTAL CAPITAL GOODS...........................................                   2,932,625
                                                                                    ------------
COMMUNICATION SERVICES (7.4%)
      TELECOM - LONG DISTANCE (2.0%)
      MCI WorldCom Inc*.............................................     10,000          858,125
                                                                                    ------------
      TELEPHONE (5.4%)
      Bell Atlantic Corp............................................     20,000        1,298,750
      SBC Communications Inc........................................     20,000        1,018,750
                                                                                    ------------
                                                                                       2,317,500
                                                                                    ------------
      TOTAL COMMUNICATION SERVICES..................................                   3,175,625
                                                                                    ------------
CONSUMER CYCLICALS (9.0%)
      LEISURE & ENTERTAINMENT (1.6%)
      Carnival Corp Class A.........................................     15,000          667,500
                                                                                    ------------
      PUBLISHING (2.7%)
      Gannett Inc...................................................     15,000        1,156,875
                                                                                    ------------
      RETAIL - APPAREL  (4.7%)
      GAP Inc.......................................................     25,000          928,125
      Intimate Brands Inc Class A...................................     26,250        1,076,250
                                                                                    ------------
                                                                                       2,004,375
                                                                                    ------------
      TOTAL CONSUMER CYCLICALS......................................                   3,828,750
                                                                                    ------------
CONSUMER STAPLES (8.1%)
      BEVERAGES (2.0%)
      Pepsico Inc...................................................     25,000          867,187
                                                                                    ------------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1999



                                                                      SHARES OR
                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT           VALUE
                                                                     -----------     ------------
COMMON STOCKS (CONTINUED)
   CONSUMER STAPLES (CONTINUED)
         BROADCAST MEDIA & ENTERTAINMENT (3.3%)
         Time Warner Inc.........................................        20,000      $ 1,393,750
                                                                                     -----------

         HOUSEHOLD PRODUCTS & HOUSEWARES (2.8%)
         H J Heinz Co............................................        25,000        1,193,750
                                                                                     -----------
         TOTAL CONSUMER STAPLES..................................                      3,454,687
                                                                                     -----------

   ENERGY (2.3%)
         OIL - INTERNATIONAL (2.3%)
         Mobil Corp..............................................        10,000          965,000
                                                                                     -----------
         TOTAL ENERGY............................................                        965,000
                                                                                     -----------

   FINANCIAL (17.8%)
         BANKS - MAJOR REGIONAL (4.9%)
         Chase Manhattan Corp....................................        10,000          873,750
         Wells Fargo & Co........................................        25,000        1,196,875
                                                                                     -----------
                                                                                       2,070,625
                                                                                     -----------

         BROKERAGE & DIVERSE FINANCIAL SERVICES (9.5%)
         American Express Co.....................................        10,000        1,540,000
         Fannie Mae..............................................        20,000        1,415,000
         Morgan Stanley Dean Witter & Co.........................        10,000        1,103,125
                                                                                     -----------
                                                                                       4,058,125
                                                                                     -----------

         INSURANCE - MULTILINE & BROKERAGE (3.4%)
         American International Group Inc........................        14,062        1,447,507
                                                                                     -----------
         TOTAL FINANCIAL.........................................                      7,576,257
                                                                                     -----------

   FOREIGN STOCKS (5.5%)
         Nestle S A Sponsored ADR(1).............................        12,000        1,157,678
         Roche Holdings Ltd Sponsored ADR........................        10,000        1,200,992
                                                                                     -----------
         TOTAL FOREIGN STOCKS                                                          2,358,670
                                                                                     -----------

   HEALTHCARE (13.0%)
         HEALTHCARE - DIVERSE (8.4%)
         Abbott Labs.............................................        25,000        1,009,375
         Bristol Myers Squibb Co.................................        20,000        1,536,250
         Johnson & Johnson Inc...................................        10,000        1,047,500
                                                                                     -----------
                                                                                       3,593,125
                                                                                     -----------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1999


                                                                      SHARES OR
                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT           VALUE
                                                                     -----------     ------------
COMMON STOCKS (CONTINUED)
   HEALTHCARE (CONTINUED)
         MAJOR DRUGS (4.6%)
         Merck & Co Inc..........................................         15,000     $  1,193,438
         Schering Plough Corp....................................         15,000          742,500
                                                                                     ------------
                                                                                        1,935,938
                                                                                     ------------
         TOTAL HEALTHCARE........................................                       5,529,063
                                                                                     ------------

   TECHNOLOGY (24.0%)
         COMMUNICATION - EQUIPMENT (2.1%)
         Motorola Inc............................................          9,000          876,937
                                                                                     ------------

         COMPUTER HARDWARE & PERIPHERAL (8.6%)
         Lexmark International Group Inc Class A*................         20,000        1,561,250
         Sun Microsystems Inc*...................................         20,000        2,116,250
                                                                                     ------------
                                                                                        3,677,500
                                                                                     ------------
         COMPUTER SOFTWARE & SERVICES (7.3%)
         BMC Software Inc*.......................................         20,000        1,283,750
         Computer Associates International Inc...................         15,000          847,500
         International Business Machines Corp....................         10,000          983,750
                                                                                     ------------
                                                                                        3,115,000
                                                                                     ------------
         ELECTRONICS - INSTRUMENTS & DISTRIBUTION (2.4%)
         W.W. Grainger Inc.......................................         24,000        1,017,000
                                                                                     ------------

         SEMICONDUCTORS (3.6%)
         Intel Corp..............................................         20,000        1,548,750
                                                                                     ------------
         TOTAL TECHNOLOGY........................................                      10,235,187
                                                                                     ------------

   TRANSPORTATION (2.5%)
         AIR FREIGHT (2.5%)
         FDX Corp*...............................................         25,000        1,076,563
                                                                                     ------------
         TOTAL TRANSPORTATION....................................                       1,076,563
                                                                                     ------------

   TOTAL COMMON STOCKS
         (Cost $24,967,339)......................................                      42,098,990
                                                                                     ------------

   WARRANTS (0.0%)
         Coram Healthcare Corp...................................            495                0
                                                                                     ------------
         (COST $0)

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1999

                                                                      SHARES OR
                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT           VALUE
                                                                     -----------     ------------
MUTUAL FUNDS (2.0%)
         Fifth Third Treasury Obligation Fund................          840,817       $    840,817
                                                                                     ------------
TOTAL MUTUAL FUNDS...........................................                             840,817
                                                                                     ------------
         (COST $840,817)

TOTAL INVESTMENTS (100.8%)
         (Cost $25,808,156)..................................                         $ 42,939,807

LIABILITIES IN EXCESS OF  OTHER ASSETS (-0.8%)...............                            (329,566)
                                                                                      ------------

NET ASSETS (100%)............................................                         $ 42,610,241
                                                                                      ============




*    Securities on which no cash dividends were paid during the preceding twelve
     (12) months.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


The accompanying notes to financial statements are an integral part of the financial statements.

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                            STATEMENT OF INVESTMENTS
                                OCTOBER 31, 1999



                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT         VALUE
                                                                          ---------   --------------
COMMON STOCKS (87.2%)
    BASIC MATERIALS (3.8%)
         AGRICULTURAL PRODUCTS (1.7%)
         Corn Products International Inc...............................      3,000    $      97,688
                                                                                      -------------

         PAPER & FOREST PRODUCTS (2.1%)
         Caraustar Industries Inc......................................      5,000          120,625
                                                                                      -------------
         TOTAL BASIC MATERIALS.........................................                     218,313
                                                                                      -------------

    CAPITAL GOODS (4.4%)
         AEROSPACE & DEFENSE (2.5%)
         Precision Castparts Corp......................................      5,000          147,500
                                                                                      -------------

         OFFICE EQUIPMENT & SUPPLIES (1.9%)
         Miller Herman Inc.............................................      5,000          108,438
                                                                                      -------------
         TOTAL CAPITAL GOODS...........................................                     255,938
                                                                                      -------------

    COMMUNICATION SERVICES (3.5%)
         TELECOM - CELLULAR (2.6%)
         Metro One Telecommunications*.................................     10,000          155,000
                                                                                      -------------

         TELECOM - LONG DISTANCE (0.9%)
         Global Crossing Ltd*..........................................      1,500           51,937
                                                                                      -------------
         TOTAL COMMUNICATION SERVICES..................................                     206,937
                                                                                      -------------

    CONSUMER CYCLICALS (5.7%)
         BUILDING MATERIALS AND HOME BUILDING (2.1%)
         Kaufman & Broad Home Corp.....................................      6,000          120,375
                                                                                      -------------

         RETAIL - SPECIALTY (2.2%)
         Casey's General Stores Inc....................................     10,000          128,750
                                                                                      -------------

         TEXTILES & SHOES - (1.4%)
         Warnaco Group Inc Class A.....................................      6,000           85,500
                                                                                      -------------
         TOTAL CONSUMER CYCLICALS......................................                     334,625
                                                                                      -------------

    CONSUMER STAPLES (4.2%)
         FOODS (2.5%)
         Suiza Foods Corp*.............................................      4,000          144,250
                                                                                      -------------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1999



                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT         VALUE
                                                                          ---------   --------------
COMMON STOCKS (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
         RETAIL - FOOD & DRUG (1.7%)
         Whole Foods Market Inc*.......................................      3,000     $    102,000
                                                                                       ------------
         TOTAL CONSUMER STAPLES........................................                     246,250
                                                                                       ------------


    ENERGY (2.1%)
         OIL & GAS - DRILL & EQUIPMENT (1.3%)
         Rowan Companies Inc*..........................................      5,000           77,813
                                                                                       ------------

         OIL & GAS - EXPLORATION & PRODUCTION (0.8%)
         Santa Fe Snyder Corp*.........................................      5,000           43,125
                                                                                       ------------
         TOTAL ENERGY..................................................                     120,938
                                                                                       ------------

    FINANCIAL (10.5%)
         BANKS - MAJOR REGIONAL (5.4%)
         Bancwest Corp.................................................      4,000          167,250
         Popular Inc...................................................      5,000          149,687
                                                                                       ------------
                                                                                            316,937
                                                                                       ------------
         BROKERAGE & DIVERSE FINANCIAL SERVICES (2.5%)
         Lehman Brothers Holdings Inc..................................      2,000          147,375
                                                                                       ------------

         INSURANCE - PROPERTY (2.6%)
         MGIC Investment Corp..........................................      2,500          149,375
                                                                                       ------------
         TOTAL FINANCIAL...............................................                     613,687
                                                                                       ------------

    HEALTHCARE (24.6%)
          BIOTECHNOLOGY (12.6%)
          Chiron Corp*.................................................     10,000          285,625
          Gilead Sciences Inc*.........................................      1,500           94,781
          Imclone Systems Inc*.........................................      5,000          139,375
          Onyx Pharmaceuticals Inc*....................................     10,000           87,500
          Sangstat Medical Corp*.......................................      6,000          129,750
                                                                                       ------------
                                                                                            737,031
                                                                                       ------------
          HEALTHCARE - DIVERSE (2.0%)
          Covance Inc*.................................................      6,000           58,125
          Quintiles Transnational Corp*................................      3,000           55,687
                                                                                       ------------
                                                                                            113,812
                                                                                       ------------


                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1999


                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT         VALUE
                                                                          ---------   --------------
  COMMON STOCKS (CONTINUED)
    HEALTHCARE (CONTINUED)
         MAJOR DRUGS (7.0%)
         Dura Pharmaceuticals Inc*.....................................     15,000     $    191,719
         ISIS Pharmaceuticals*.........................................      5,000           57,812
         Watson Pharmaceuticals Inc*...................................      5,000          158,750
                                                                                       ------------
                                                                                            408,281
                                                                                       ------------
         MEDICAL PRODUCTS & SUPPLIES (3.0%)
         Alkermes Inc*.................................................      5,000          176,563
                                                                                       ------------
         TOTAL HEALTHCARE..............................................                   1,435,687
                                                                                       ------------

    TECHNOLOGY (28.4%)
         COMMUNICATION EQUIPMENT (6.3%)
         ADC Telecommunications Inc*...................................      3,000          143,062
         Qualcomm Inc*.................................................      1,000          222,750
                                                                                       ------------
                                                                                            365,812
                                                                                       ------------

         COMPUTER SOFTWARE & SERVICES (10.0%)
         Earthlink Network Inc*........................................      3,000          126,188
         Parametric Technology Corp*...................................     11,500          219,219
         Shared Medical Systems Corp...................................      3,000          113,250
         Synopsys Inc*.................................................      2,000          124,625
                                                                                       ------------
                                                                                            583,282
                                                                                       ------------
         ELECTRONICS - INSTRUMENTS & DISTRIBUTION (1.1%)
         Rambus Inc*...................................................      1,000           67,625
                                                                                       ------------

         SEMICONDUCTORS (8.9%)
         Intel Corp....................................................      1,000           77,437
         National Semiconductor*.......................................      4,000          119,750
         Triquint Semiconductor Inc*...................................      4,000          320,000
                                                                                       ------------
                                                                                            517,187
                                                                                       ------------
         SEMICONDUCTOR EQUIPMENT (2.1%)
         Photronics Inc*...............................................      6,000          125,625
                                                                                       ------------
         TOTAL TECHNOLOGY..............................................                   1,659,531
                                                                                       ------------

    TOTAL COMMON STOCKS
         (Cost $3,923,683).............................................                   5,091,906
                                                                                       ------------

    U.S. GOVERNMENT AGENCY OBLIGATIONS (9.4%)
         Federal Mortgage Corporation Discount Note 4.61%, 11/29/99....    375,000          373,614
         Federal National Mortgage Association 4.63%,11/15/99..........    175,000          174,663
                                                                                       ------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost $548,277)..............................................                     548,277
                                                                                       ------------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1999


                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                                                                            AMOUNT         VALUE
                                                                          ---------   --------------
     MUTUAL FUNDS (3.7%)
         Fifth Third Treasury Obligation Fund..........................    217,099      $   217,099
                                                                                        -----------
     TOTAL MUTUAL FUNDS................................................
         (Cost $217,099)

     TOTAL INVESTMENTS (100.3%)
         (Cost $4,689,059).............................................                 $ 5,857,282


     LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%).....................                    (20,579)
                                                                                        -----------
     NET ASSETS (100%).................................................                 $ 5,836,703
                                                                                        ===========



*    Securities on which no cash dividends were paid during the preceding twelve
     (12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999


                                                                  GROWTH     AGGRESIVE GROWTH
                                                                   FUND           FUND
                                                               ------------  ----------------
ASSETS:
     Investments, at value (Cost - see below) ..............   $ 42,939,807   $  5,857,282
     Receivable for investments sold .......................        563,231              0
     Dividends and interest receivable .....................         32,044            984
     Receivable for fund shares subscribed .................          1,300              0
     Deferred expense subsidy** (Note 4) ...................        176,988         81,167
     Prepaid bond expenses .................................         13,162          2,736
     Other assets ..........................................         11,371            501
                                                               ------------   ------------
               TOTAL ASSETS ................................   $ 43,737,903   $  5,942,670
                                                               ------------   ------------

LIABILITIES:
     Payable for investments purchased .....................   $    868,125   $          0
     Management fee** ......................................        198,132         79,365
     Administration fee** ..................................          6,329          6,541
     Transfer Agent fee ....................................         22,368          3,630
     Audit fee .............................................          9,623          6,977
     Legal fee .............................................          3,025            517
     Custody fee ...........................................            555            411
     Fund Accounting fee ...................................          5,464          3,325
     Trustee fee** .........................................            275              0
     Printing fee ..........................................         12,634          5,061
     Other payables ........................................          1,132            140
                                                               ------------   ------------
               TOTAL LIABILITIES ...........................   $  1,127,662   $    105,967
                                                               ------------   ------------
     NET ASSETS ............................................   $ 42,610,241   $  5,836,703
                                                               ============   ============

COMPOSITION OF NET ASSETS:
     Capital stock ($1.00 par value) .......................   $  2,366,339   $    509,100
     Paid in capital .......................................     18,644,374      3,723,965
     Accumulated net realized gain on investments ..........      4,467,877        435,415
     Net unrealized appreciation in value of investments ...     17,131,651      1,168,223
                                                               ------------   ------------
     NET ASSETS ............................................   $ 42,610,241   $  5,836,703
                                                               ============   ============

NET ASSET VALUE PER SHARE:
     Net assets ............................................   $ 42,610,241   $  5,836,703
     Shares outstanding ....................................      2,366,339        509,100
     Net asset value and redemption price per share ........   $      18.01   $      11.46

COST OF INVESTMENTS ........................................   $ 25,808,156   $  4,689,059
                                                               ============   ============

** Related Party

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                            AGGRESSIVE
                                                             GROWTH           GROWTH
                                                              FUND             FUND
                                                          ------------    ------------
INVESTMENT INCOME:
INCOME:
     Dividends ........................................   $    421,561    $     20,980
     Interest .........................................        122,939          28,223
                                                          ------------    ------------

               TOTAL INCOME ...........................   $    544,500    $     49,203
                                                          ------------    ------------

EXPENSES:
     Management fee (Note 4) ..........................   $    310,743    $     51,696
     Administrative fee (Note 4) ......................         74,693          75,767
     Transfer Agency fee ..............................        120,618          21,506
     Fund Accounting fee ..............................         29,086          17,905
     Custodian fee ....................................          2,278           2,066
     Legal fee ........................................         35,786           1,476
     Printing fee .....................................         37,429          10,645
     Registration fee .................................         13,474           1,996
     Audit fee ........................................         16,766           9,321
     Trustee fee ......................................         21,664           2,364
     Other fees .......................................         26,689           4,361
     Expense subsidy (Note 4) .........................        (69,488)        (51,696)
                                                          ------------    ------------

               TOTAL EXPENSES .........................   $    619,738    $    147,407
                                                          ============    ============

NET INVESTMENT LOSS ...................................   $    (75,238)   $    (98,204)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments .................   $  4,543,115    $    533,619
     Unrealized appreciation
       Beginning of period ............................     12,229,647         129,509
       End of period ..................................     17,131,651       1,168,223
                                                          ------------    ------------

     Change in net unrealized appreciation ............      4,902,004       1,038,714
                                                          ------------    ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......      9,445,119       1,572,333
                                                          ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS .......................................   $  9,369,881    $  1,474,129
                                                          ============    ============


The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                     YEAR ENDED     PERIOD ENDED
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         1999            1998
                                                                    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $    (75,238)   $      9,393
     Net realized gain (loss) on investments ....................      4,543,115       1,003,163
     Net change in unrealized appreciation/depreciation .........      4,902,004      (1,065,437)
                                                                    ------------    ------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING
          FROM OPERATIONS .......................................      9,369,881         (52,881)
                                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income .......................              0         (54,630)
     Distributions from net realized gain on investments ........              0      (7,908,061)
                                                                    ------------    ------------

          DECREASE IN NET ASSETS RESULTING FROM
          DISTRIBUTIONS TO SHAREHOLDERS .........................              0      (7,962,691)
                                                                    ------------    ------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
     Net increase (decrease) in net assets derived from
       shares of beneficial interest transactions (Note 2) ......     (5,533,340)      4,409,424
                                                                    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS ...........................      3,836,541      (3,606,148)
                                                                    ------------    ------------

NET ASSETS:
     Beginning of period ........................................     38,773,700      42,379,848
                                                                    ------------    ------------

     End of period ..............................................   $ 42,610,241    $ 38,773,700
                                                                    ============    ============


The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                    YEAR ENDED       YEAR ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                        1999            1998
                                                                    ------------    ------------
OPERATIONS:
         Net investment income (loss) ...........................   $    (98,204)   $   (104,471)
         Net realized gain (loss) on investments ................        533,619         (77,914)
         Net change in unrealized appreciation/depreciation .....      1,038,714      (1,040,401)
                                                                    ------------    ------------

                  INCREASE (DECREASE) IN NET ASSETS RESULTING
                  FROM OPERATIONS ...............................      1,474,129      (1,222,786)
                                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
         Dividends from net investment income ...................              0               0
         Distributions from net realized gain on investments ....              0        (924,200)
                                                                    ------------    ------------

                  DECREASE IN NET ASSETS RESULTING FROM
                  DISTRIBUTIONS TO SHAREHOLDERS .................              0        (924,200)
                                                                    ------------    ------------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
         Net increase (decrease) in net assets derived from
           shares of beneficial interest transactions (Note 2) ..       (300,976)      1,382,109
                                                                    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS ...........................      1,173,153        (764,877)
                                                                    ------------    ------------

NET ASSETS:
         Beginning of period ....................................      4,663,550       5,428,427
                                                                    ------------    ------------

         End of period ..........................................   $  5,836,703    $  4,663,550
                                                                    ============    ============




The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                       THROUGHOUT THE PERIODS INDICATED:

                                                     YEAR ENDED    PERIOD ENDED
                                                     OCTOBER 31,    OCTOBER 31,              YEARS ENDED NOVEMBER 30,
                                                        1999           1998            1997           1996           1995
                                                     ----------     ----------      ----------     ----------     ----------
PER SHARE DATA

Net asset value, beginning of period .............   $    14.32     $    17.69      $    16.56     $    14.36     $    12.61
                                                     ----------     ----------      ----------     ----------     ----------

INCOME FROM INVESTMENT
OPERATIONS:
     Net investment income (loss) ................        (0.03)          0.00            0.02           0.10           0.17
     Net realized and unrealized gain (loss)
       on investments ............................         3.72          (0.07)           2.90           2.83           2.34
                                                     ----------     ----------      ----------     ----------     ----------
     Total income (loss) from investment
       operations ................................         3.69          (0.07)           2.92           2.93           2.51
                                                     ----------     ----------      ----------     ----------     ----------

DIVIDENDS AND DISTRIBUTIONS TO
STOCKHOLDERS:
     Distributions from net investment
       income ....................................         0.00          (0.02)          (0.10)         (0.17)         (0.07)
     Distributions from net realized gain
       on investments ............................         0.00          (3.28)          (1.69)         (0.56)         (0.69)
                                                     ----------     ----------      ----------     ----------     ----------
     Total distributions to shareholders .........         0.00          (3.30)          (1.79)         (0.73)         (0.76)
                                                     ----------     ----------      ----------     ----------     ----------
Net asset value, end of period ...................   $    18.01     $    14.32      $    17.69     $    16.56     $    14.36
                                                     ==========     ==========      ==========     ==========     ==========
TOTAL RETURN .....................................        25.77%         (0.44)%         19.79%         21.46%         23.50%
                                                     ==========     ==========      ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of period (in 000s) .........   $   42,610     $   38,774      $   42,380     $   39,602     $   34,775
                                                     ==========     ==========      ==========     ==========     ==========
     Ratio of operating expenses to
       average net assets ........................         1.50%          1.50%*          1.50%          1.47%          1.49%
                                                     ==========     ==========      ==========     ==========     ==========
     Ratio of operating expenses to average
       net assets without fee waivers ............         1.66%          1.78%*          1.50%          1.47%          1.49%
                                                     ==========     ==========      ==========     ==========     ==========
     Ratio of net investment income (loss)
       to average net assets .....................        (0.18)%         0.02%*          0.11%          0.67%          1.27%
                                                     ==========     ==========      ==========     ==========     ==========
     Ratio of net investment income (loss) to
       average net assets without fee waivers ....        (0.35)%        (0.25)%*         0.11%          0.67%          1.27%
                                                     ==========     ==========      ==========     ==========     ==========
     Portfolio turnover rate** ...................           54%            41%             41%            45%            38%
                                                     ==========     ==========      ==========     ==========     ==========

*    Annualized

** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1999 were $22,339,281 and $20,662,517, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                        THROUGHOUT THE PERIODS INDICATED


                                                                          YEARS ENDED OCTOBER 31,
                                                      1999           1998           1997           1996           1995
                                                   ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value, beginning of period ...........   $     8.59     $    13.27     $    13.19     $    13.97     $    10.24
                                                   ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ................        (0.19)         (0.37)         (0.20)         (0.17)         (0.26)
   Net realized and unrealized gain (loss)
     on investments ............................         3.06          (2.07)          2.83           0.90           4.51
                                                   ----------     ----------     ----------     ----------     ----------
   Total income (loss) from investment
     operations ................................         2.87          (2.44)          2.63           0.73           4.25
                                                   ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain
      on investments ...........................         0.00          (2.24)         (2.55)         (1.51)         (0.52)
                                                   ----------     ----------     ----------     ----------     ----------
   Total distributions to shareholders .........         0.00          (2.24)         (2.55)         (1.51)         (0.52)
                                                   ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .................   $    11.46     $     8.59     $    13.27     $    13.19     $    13.97
                                                   ==========     ==========     ==========     ==========     ==========
TOTAL RETURN ...................................        33.41%        (20.23)%        22.89%          5.70%         43.71%
                                                   ==========     ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) .........   $    5,837     $    4,664     $    5,428     $    4,539     $    4,151
                                                   ==========     ==========     ==========     ==========     ==========
   Ratio of operating expenses to
     average net assets ........................         2.85%          2.90%          2.90%          2.29%          3.10%
                                                   ==========     ==========     ==========     ==========     ==========
   Ratio of operating expenses to average
      net assets without fee waivers ...........         3.85%          3.69%          2.90%          2.29%          3.10%
                                                   ==========     ==========     ==========     ==========     ==========
   Ratio of net investment income (loss) to
     average net assets ........................        (1.90)%        (2.01)%        (1.62)%        (1.26)%        (2.10)%
                                                   ==========     ==========     ==========     ==========     ==========
   Ratio of net investment income (loss) to
     average net assets without fee waivers ....        (2.90)%        (1.22)%        (1.62)%        (1.26)%        (2.10)%
                                                   ==========     ==========     ==========     ==========     ==========
   Portfolio turnover rate** ...................           88%            92%            88%           108%            60%
                                                   ==========     ==========     ==========     ==========     ==========


** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1999 were $4,044,268 and $4,353,296, respectively.



The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                         NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     ORGANIZATION AND NATURE OF OPERATIONS - Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

     USE OF ESTIMATES - The preparation of each Series' financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

     SECURITY VALUATION - Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

     FEDERAL INCOME TAXES - As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year.

     DISTRIBUTIONS - Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

     Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

     Each Series adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions in accordance with income tax regulations. Accordingly, during the year ended October 31, 1999, $75,238 and $98,204 of net investment loss of the Stonebridge Growth Fund and Stonebridge Aggressive Fund, respectively, have been reclassified to accumulated net realized gain on investments.

     ALLOCATION OF EXPENSE - Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued):

     OTHER - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

2.   SHARES OF BENEFICIAL INTEREST:

     At October 31, 1999, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the years ended October 31, 1999 and October 31, 1998, were as follows:

                                                                    STONEBRIDGE GROWTH FUND
                                                      For the Year Ended             For the Period Ended
                                                       October 31, 1999                 October 31, 1998
                                                 ----------------------------    ----------------------------
                                                    Shares          Amount          Shares          Amount
                                                 ------------    ------------    ------------    ------------
Shares Sold ..................................         52,215    $    839,746          86,431    $  1,380,501
Shares Issued in Reinvestment of Dividends ...              0               0         532,749       7,837,364
                                                 ------------    ------------    ------------    ------------
Total ........................................         52,215         839,746         619,180       9,217,865
Less Shares Redeemed .........................       (394,333)     (6,373,086)       (306,521)     (4,808,441)
                                                 ------------    ------------    ------------    ------------
Net Increase (Decrease) ......................       (342,118)   $ (5,533,340)        312,659    $  4,409,424
                                                 ============    ============    ============    ============

                                                               STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                      For the Year Ended               For the Year Ended
                                                       October 31, 1999                 October 31, 1998
                                                 ----------------------------    ----------------------------
                                                    Shares          Amount          Shares          Amount
                                                 ------------    ------------    ------------    ------------
Shares Sold ..................................         51,456    $    538,942         101,506    $  1,102,475
Shares Issued in Reinvestment of Dividends ...              0               0          89,906         863,993
                                                 ------------    ------------    ------------    ------------
Total ........................................         51,456         538,942         191,412       1,966,468
Less Shares Redeemed .........................        (85,413)       (839,918)        (57,432)       (584,359)
                                                 ------------    ------------    ------------    ------------
Net Increase (Decrease) ......................        (33,957)   $   (300,976)        133,980    $  1,382,109
                                                 ============    ============    ============    ============

3.   UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS

                                                                GROWTH FUND       AGGRESSIVE GROWTH FUND
                                                              ---------------     ----------------------
     As of October 31, 1999
         Gross appreciation (excess of value over cost)       $    17,189,820        $  1,383,197
         Gross depreciation (excess of cost over value)               (58,169)           (214,974)
                                                              ---------------        ------------
         Net unrealized appreciation                          $    17,131,651        $  1,168,223
                                                              ===============        ============

     These amounts represent the net increase in the value of investments (all of which are represented by long transactions) held at October 31, 1999.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4.   TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the Adviser) for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of .75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively.

     The Adviser has agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser is required to waive 100% of its annual management fee, it will not be responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of October 31, 1999, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryover of waived expenses of $176,988 and $81,167, respectively.

     On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of .10% of the average daily net assets in each Series up to $250,000,000 and .075% of the average daily net assets of each Series in excess of $250,000,000. At all times ALPS' fee will be no less than $6,250 per month per Series.

     Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser and/or ALPS.

                            [STONEBRIDGE FUNDS LOGO]

                               STONEBRIDGE FUNDS
                             OFFICERS AND TRUSTEES
              Richard C. Barrett, CFA, Chairman, Board of Trustees
                                 and President
             Debra L. Newman, Vice President, Treasurer and Trustee
                Charles E. Woodhouse, Vice President and Trustee
                Craig B. Burger, CFA, Vice President and Trustee
                        John G. Ayer, Ph.D, CFA, Trustee
                        Selvyn B. Bleifer, M.D., Trustee
                            Marvin Freedman, Trustee
                            Charles F. Haas, Trustee
                         William H. Taylor II, Trustee
                     Thomas A. Carter, Assistant Treasurer
                          Lisa A. Bruckert, Secretary

                               INVESTMENT ADVISER
                        STONEBRIDGE CAPITAL MANAGEMENT,
                                  INCORPORATED
                       1801 Century Park East, Suite 1800
                         Los Angeles, California 90067

                          ADMINISTRATOR AND DISTRIBUTOR
                        ALPS MUTUAL FUNDS SERVICES, INC.
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                              330 West 9th Street
                          Kansas City, Missouri 64105

                                   CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              555 S. Flower Street
                         Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                             HEIN + ASSOCIATES LLP
                       717 Seventeenth Street, Suite 1600
                             Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.



                            [STONEBRIDGE FUNDS LOGO]



                                 ANNUAL REPORT

                               FOR THE YEAR ENDED

                                OCTOBER 31, 1999